INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
INTANGIBLE ASSETS
Trademark licenses with indefinite useful lives	$ 116,041	$ 116,083
License plates with indefinite useful lives	273	275
Others	171	142
Total	$ 116,485	$ 116,500